Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statement is issued. Other than the events below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 19, 2024 and February 21, 2024, two Monthly Extension Payments of $100,000 were deposited into the Trust Account which enabled the Company to extend the date by which it has to consummate its initial Business Combination from January 21, 2024 to March 21, 2024. In connection with the Monthly Extension Payments, and pursuant to the Merger Agreement, on October 26, 2023, the Company issued two unsecured promissory notes of $100,000 each to TPH to evidence the payment made for the January and February Monthly Extension Payments.

On March 1, 2024, the Company filed a notice of special meeting of stockholders, according to which a special meeting of stockholders is to be held virtually on March 18, 2024 at 11:30 a.m., Eastern Time, where the Company’s stockholders will vote to approve the amendment of the Current Charter to allow the Company until March 21, 2024 to consummate an initial business combination and to elect to extend the period to consummate an initial business combination up to nine times, each by an additional one-month period, for a total of up to nine months to December 21, 2024.

On March 18, 2024, the Company held a special meeting of the stockholders (the “Special Meeting”), where the stockholders of the Company approved the proposal to amend its Amended and Restated Certificate of Incorporation (the “Charter”) to allow the Company until March 21, 2024 to consummate an initial business combination and may elect to extend the Combination Deadline up to nine times, each by an additional one-month period (each, a “New Monthly Extension”), for a total of up to nine months to December 21, 2024, by depositing to Trust Account the lesser (the “New Monthly Extension Payment”) of (i) $60,000 for all public shares and (ii) $0.035 for each public share for each one-month extension. On March 18, 2024, a certificate of amendment to the Charter (the “Charter Amendment”) was filed with the State of Delaware, effective on the same date. In connection with the votes to approve the Charter Amendment Proposal, 2,378,699 shares of the Company’s Class A Common were redeemed.

On March 19, 2024, $60,000 (the “March New Monthly Extension Payment”) was deposited into the Trust Account for the public stockholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one month from March 21, 2024 to April 21, 2024 (the “March New Monthly Extension”). The March New Monthly Extension is the first of the up to nine New Monthly Extensions permitted under the amended Charter. In connection with the March New Monthly Extension Payment, the Company issued an unsecured promissory note of $60,000 (the “New Monthly Extension Note”) to TPH, to evidence the payments made by TPH for the March New Monthly Extension Payment, pursuant to the Merger Agreement Amendment.